Fair Value (Fair Value Option - Changes in Fair Value) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Loans Held For Sale [Member] | Residential Mortgage [Member]
Gains (Losses) - FVO: Changes in Fair Value	$ 152	$ 152	$ 212
Loans Held For Sale [Member] | Commercial Mortgage [Member]
Gains (Losses) - FVO: Changes in Fair Value	76	96	50
Loans [Member] | Residential Mortgage [Member]
Gains (Losses) - FVO: Changes in Fair Value	30	43	157
Other Assets [Member]
Gains (Losses) - FVO: Changes in Fair Value	$ 50	(8)	42
Other borrowed funds [Member]
Gains (Losses) - FVO: Changes in Fair Value		$ 4	$ (5)